Right-of-Use Assets - Schedule of Carrying Amounts of Right-of-Use Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	¥ 367
Ending balance	295	¥ 367
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	367	398
Inception of new leases	69	114
Depreciation charge	(118)	(141)
Disposals	(23)	(4)
Ending balance	¥ 295	¥ 367